Fair Value Measurements (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Public Warrant [Member]
Fair value begining		$ 6,476,686
Initial measurement on December 13, 2019 (Initial Public Offering)	5,420,671
Measurement on December 18, 2019 (Over-Allotment)	813,101
Change in valuation inputs or other assumptions	242,914	(841,686)
Fair value ending	6,476,686	5,635,000
Warrant Liabilities [Member]
Fair value begining		9,078,166
Initial measurement on December 13, 2019 (Initial Public Offering)	7,770,452
Measurement on December 18, 2019 (Over-Allotment)	1,028,688
Change in valuation inputs or other assumptions	279,026	(45,071)
Fair value ending	9,078,166	9,033,095
Private Warrants [Member]
Fair value begining		2,601,480
Initial measurement on December 13, 2019 (Initial Public Offering)	2,349,781
Measurement on December 18, 2019 (Over-Allotment)	215,587
Change in valuation inputs or other assumptions	36,112	796,615
Fair value ending	$ 2,601,480	$ 3,398,095